Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
CASH AND CASH EQUIVALENTS	$ 60,093	$ 21,856
SECURITIES
Available-for-sale, at fair value	225,282	140,279
Held-to-maturity, at amortized cost, fair value of $505 in 2010	0	500
Restricted stock	3,844	3,844
Total securities	229,126	144,623
LOANS	301,965	293,305
Less: Allowance for loan losses	4,778	4,955
Net loans	297,187	288,350
PREMISES AND EQUIPMENT, NET	8,215	6,613
CASH SURRENDER VALUE OF LIFE INSURANCE	10,766	11,357
GOODWILL	14,675	10,430
CORE DEPOSIT INTANGIBLE ASSET, NET	1,327	115
ACCRUED INTEREST RECEIVABLE	2,485	1,980
OTHER REAL ESTATE OWNED	1,877	1,443
OTHER ASSETS	3,900	2,960
TOTAL ASSETS	629,651	489,727
LIABILITIES AND STOCKHOLDERS' EQUITY
Demand, non-interest bearing	77,056	61,409
Savings, NOW, and Money Market deposits	231,182	189,412
Time	193,599	133,336
Total deposits	501,837	384,157
Federal funds purchased and securities sold under repurchase agreements	40,861	20,989
Borrowed funds	18,500	25,500
Dividends payable	535	536
Other liabilities	5,035	2,032
Total liabilities	566,768	433,214
STOCKHOLDERS' EQUITY
Common stock, $12.50 par value. Authorized 6,000,000 shares; issued 1,914,109 shares	23,926	23,926
Surplus	179	179
Retained earnings	42,662	40,050
Accumulated other comprehensive income	4,341	507
Treasury stock, 240,729 shares in 2011 and 237,729 shares in 2010, at cost	(8,225)	(8,149)
Total stockholders' equity	62,883	56,513
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 629,651	$ 489,727